RESTRUCTURING AND ASSET RELATED CHARGES - NET (Tables)	12 Months Ended
Dec. 31, 2020
2020 Restructuring Program
Restructuring Cost and Reserve [Line Items]
Restructuring Charges
The following tables summarize the charges related to the 2020 Restructuring Program:

2020
In millions
Severance and related benefit costs	$118
Asset related charges	50
Total restructuring and asset related charges - net	$168

2020 Restructuring Program Charges by Segment	2020
In millions
Electronics & Industrial	$10
Water & Protection	57
Mobility & Materials	18
Corporate	83
Total	$168

Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
The following table summarizes the activities related to the 2020 Restructuring Program:

2020 Restructuring Program	Severance and Related Benefit Costs	Asset Related Charges	Total
In millions
Year-to-date restructuring charges	$118	$50	$168
Charges against the reserve	—	(50)	(50)
Cash payments	(56)	—	(56)
Reserve balance at December 31, 2020	$62	$—	$62

2019 Restructuring Program [Domain]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges

In millions	2020	2019
Severance and related benefit costs	$5	$92
Asset related charges	—	27
Total restructuring and asset related charges - net	$5	$119

2019 Restructuring Program Charges (Credits) by Segment	2020	2019
In millions
Electronics & Industrial	$(3)	$47
Water & Protection	(14)	25
Mobility & Materials	(7)	19
Corporate	29	28
Total	$5	$119

Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
The following table summarizes the activities related to the 2019 Restructuring Program.

2019 Restructuring Program	Severance and Related Benefit Costs
In millions
Reserve balance at December 31, 2019	$73
Year-to-date restructuring charges	5
Non-cash compensation	(6)
Cash payments	(58)
Reserve balance at December 31, 2020	$14

DowDuPont Cost Synergy Program [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges

In millions	2020	2019	2018
Severance and related benefit (credits) costs	$2	$5	$76
Contract termination charges	6	(1)	12
Asset related charges	3	33	13
Total restructuring and asset related charges - net [1]	$11	$37	$101
1.The charge for the years ended December 31, 2019 and 2018 includes $33 million and $97 million, respectively, which was recognized in "Restructuring and asset related charges - net." The charge for the years ended December 31, 2019 and 2018 also includes $4 million which was recognized in "Equity in earnings of nonconsolidated affiliates" in the Consolidated Statements of Operations.

DowDuPont Cost Synergy Program Charges (Credits) by Segment	2020	2019	2018
In millions
Electronics & Industrial	$—	$—	$2
Water & Protection	5	7	24
Mobility & Materials	1	—	2
Corporate [1]	5	30	73
Total	$11	$37	$101
1.Severance and related benefit costs were recorded at Corporate.

Schedule of Restructuring Reserve by Type of Cost [Table Text Block]

DowDuPont Cost Synergy Program	Severance and Related Benefit Costs	Contract Termination Charges	Asset Related Charges	Total
In millions
Reserve balance at December 31, 2019	$60	$2	$—	$62
Year-to-date restructuring (credits) charges	2	6	3	11
Charges against the reserve	—	(1)	(3)	(4)
Cash payments	(47)	(2)	—	(49)
Reserve balance at December 31, 2020	$15	$5	$—	$20